Financial risk management - Summary of Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 817,958	$ 635,396	$ 723,339
Total equity	645,131	671,673	$ 527,419	$ 777,227
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 1,463,089	$ 1,307,069
Gearing ratio	56.00%	49.00%